Securities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Summary of securities classified at fair value through profit and loss and at fair value through other comprehensive income
a)	Securities classified at fair value through profit and loss and at fair value through other comprehensive income are presented in the following table:

	2019		2018
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Financial assets
At fair value through profit or loss	22,332,936	22,443,392	6,262,735	6,290,971

Agribusiness receivables certificates	598,085	589,525	85,668	85,874
Bank deposit certificates (i)	244,071	246,827	172,451	171,725
Brazilian government bonds	15,404,300	15,494,046	3,826,902	3,853,534
Certificate of real estate receivable	75,922	75,123	208,442	207,167
Debentures	885,344	885,068	325,459	326,403
Financial credit bills	98,068	106,759	45,040	44,663
Investment funds	3,047,198	3,047,198	279,013	279,013
Others (ii)	178,589	178,200	167,714	167,716
Real estate credit bill	1,282	1,300	3,697	4,883
Structured transaction certificate	237,112	256,381	21,275	22,949
Stocks issued by public-held company	1,562,965	1,562,965	1,127,074	1,127,044
At fair value through other comprehensive income	2,608,325	2,616,118	688,731	695,778

National treasury bill	2,608,325	2,616,118	688,731	695,778

(i)	Bank deposit certificates include R$ 123,817 (2018 – R$ 69,647) is being presented as cash equivalents in the statements of cash flows.
(ii)	Mainly related to bonds issued and traded overseas.

Summary of securities evaluated at amortized cost
b)	Securities evaluated at amortized cost are presented in the following table:

	2019		2018
	Gross carrying amount	Book value	Gross carrying amount	Book value
Financial assets
At amortized cost
Bonds	2,266,971	2,266,971	155,292	155,292

Summary of securities on the financial liabilities classified at fair value through profit or loss
c)	Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2019		2018
	Gross carrying amount	Book value	Gross carrying amount	Book value
Financial liabilities
At fair value through profit or loss
Securities loaned	2,021,707	2,021,707	1,259,579	1,259,579

Summary of securities classified by maturity
Below is presented the securities classified by maturity:

	Assets		Liabilities
	2019	2018	2019	2018
Financial assets
At fair value through PL and at OCI
Current	9,804,819	1,875,374	2,021,707	1,192,877

Non-stated maturity	4,999,333	1,425,401	2,021,707	—
Up to 3 months	257,544	192,208	—	1,184,972
From 3 to 12 months	4,547,942	257,765	—	7,905
Non-current	15,254,691	5,111,375	—	66,702

After one year	15,254,691	5,111,375	—	66,702

Evaluated at amortized cost
Current	2,266,971	155,292	—	—

Non-staded maturity	807,218	—	—	—
From 3 to 12 months	1,459,753	155,292	—	—

Total	27,326,481	7,142,041	2,021,707	1,259,579